Provision for Payments in Lieu of Corporate Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	8	7
Environmental expenditures	4	5
Depreciation and amortization in excess of capital cost allowance	(4)
Other	(1)	(1)
Total deferred income tax assets	7	11
Less: current portion	0	0
Deferred income tax assets, Noncurrent	7	11
Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	(1,713)	(1,556)
Regulatory amounts that are not recognized for tax purposes	(140)	(144)
Partnership interest	(38)
Goodwill	(21)	(20)
Post-retirement and post-employment benefits expense in excess of cash payments	559	542
Environmental expenditures	59	66
Other		1
Total deferred income tax liabilities	(1,294)	(1,111)
Less: current portion	19	18
Deferred income tax liabilities, Noncurrent	(1,313)	(1,129)